Auditor's remuneration	12 Months Ended
Dec. 31, 2023
Auditor's remuneration
Auditor's remuneration

(20) Auditor’s remuneration

BDO and other firms in the BDO network charged the following fees for audit other professional services:

in k€	2023	2022
Audit Fees[1]	4,088	2,460
Audit-Related Fees	60	43
Audit fees related to prior year audit	1,504	402
All Other Fees	—	77
Total	5,651	2,982

[1] Previous year figures have been adjusted to include fees of all BDO network firms.

Audit fees are the aggregate fees charged by BDO network firms for auditing our consolidated financial statements and statutory and other regulatory filings or engagements of Evotec SE and its subsidiaries.

Furthermore, audit-related fees of € 60k were provided for the audit of the non-financial report including sustainability-related disclosures.